UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® U.S. Bond Index

November 30, 2006

1.810715.102

UBI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	$ 7,628	$ 7,188
Media - 0.6%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,724
Comcast Corp. 6.45% 3/15/37	2,843	2,927
Cox Communications, Inc. 6.45% 12/1/36 (c)	7,070	7,126
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,733
News America, Inc. 6.2% 12/15/34	6,115	6,099
Time Warner Entertainment Co. LP 8.375% 7/15/33	10,000	12,416
		36,025
TOTAL CONSUMER DISCRETIONARY		43,213
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Amerada Hess Corp. 7.125% 3/15/33	1,435	1,618
Duke Capital LLC 6.75% 2/15/32	2,765	3,039
Duke Energy Field Services 6.45% 11/3/36 (c)	7,000	7,444
Nexen, Inc. 5.875% 3/10/35	9,180	8,877
Pemex Project Funding Master Trust 6.625% 6/15/35 (c)	8,555	8,769
Plains All American Pipeline LP 6.65% 1/15/37 (c)	8,020	8,416
Ras Laffan LNG III 6.332% 9/30/27 (c)	5,465	5,747
		43,910
FINANCIALS - 0.5%
Capital Markets - 0.1%
JPMorgan Chase Capital XX 6.55% 9/29/36	7,760	8,191
Commercial Banks - 0.1%
Bank of America NA 6% 10/15/36	4,795	5,079
Diversified Financial Services - 0.2%
BAC Capital Trust XI 6.625% 5/23/36	10,205	11,308
Real Estate Management & Development - 0.1%
EOP Operating LP:
7.25% 6/15/28	339	420
7.5% 4/19/29	6,155	7,859
7.875% 7/15/31	411	551
		8,830
TOTAL FINANCIALS		33,408
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	$ 7,655	$ 7,062
7.45% 5/1/34 (c)	1,860	1,683
		8,745
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (c)	9,045	9,572
TOTAL INDUSTRIALS		18,317
MATERIALS - 0.3%
Metals & Mining - 0.3%
Newmont Mining Corp. 5.875% 4/1/35	15,000	14,507
Vale Overseas Ltd. 6.875% 11/21/36	7,155	7,324
		21,831
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc. 6.8% 5/15/36	10,250	11,209
BellSouth Capital Funding Corp. 7.875% 2/15/30	7,500	8,970
British Telecommunications PLC 8.875% 12/15/30	9,025	12,731
Embarq Corp. 7.995% 6/1/36	1,658	1,794
SBC Communications, Inc.:
6.15% 9/15/34	7,545	7,654
6.45% 6/15/34	9,520	10,013
Sprint Capital Corp.:
6.875% 11/15/28	9,400	9,785
8.75% 3/15/32	7,360	9,216
Telecom Italia Capital SA:
6.375% 11/15/33	12,200	11,839
7.2% 7/18/36	6,535	6,996
Telefonica Emisiones SAU 7.045% 6/20/36	3,475	3,790
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	3,133
7.75% 12/1/30	14,735	17,586
		114,716
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 6.375% 3/1/35	$ 11,715	$ 11,568
TOTAL TELECOMMUNICATION SERVICES		126,284
UTILITIES - 0.2%
Electric Utilities - 0.1%
Tampa Electric Co. 6.55% 5/15/36	5,500	6,028
Gas Utilities - 0.1%
NiSource Finance Corp. 5.45% 9/15/20	5,570	5,310
TOTAL UTILITIES		11,338
TOTAL NONCONVERTIBLE BONDS (Cost $285,955)		298,301
U.S. Government and Government Agency Obligations - 33.5%

U.S. Government Agency Obligations - 6.6%
Fannie Mae:
3.25% 1/15/08	69,435	68,143
3.25% 8/15/08	48,570	47,331
3.25% 2/15/09	146,470	141,747
3.375% 12/15/08	16,550	16,086
Federal Home Loan Bank:
5% 9/18/09	3,110	3,134
5.375% 8/19/11	14,195	14,583
Freddie Mac:
4% 6/12/13	20,038	19,126
4.25% 7/15/09	4,675	4,621
5.25% 7/18/11	75,000	76,612
5.75% 1/15/12	25,000	26,145
Tennessee Valley Authority 5.375% 4/1/56	5,395	5,721
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,600	3,634
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		426,883
U.S. Treasury Inflation Protected Obligations - 3.7%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	26,780	25,532
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2% 1/15/14	$ 201,758	$ 199,308
2.375% 4/15/11	9,915	9,973
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		234,813
U.S. Treasury Obligations - 23.2%
U.S. Treasury Bonds:
6.25% 5/15/30 (b)	81,238	99,999
8% 11/15/21	79,717	108,309
U.S. Treasury Notes:
3.375% 10/15/09 (b)	215,570	209,078
4.25% 8/15/13 (b)	396,885	392,684
4.5% 9/30/11	15,730	15,761
4.625% 10/31/11 (d)	196,620	198,127
4.75% 5/15/14 (b)	273,330	278,530
4.875% 5/15/09	196,290	197,816
TOTAL U.S. TREASURY OBLIGATIONS		1,500,304
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,150,612)		2,162,000
U.S. Government Agency - Mortgage Securities - 12.3%

Fannie Mae - 12.0%
4.5% 12/1/21 (d)	664	646
4.5% 12/1/21 (d)	4,528	4,408
5% 12/1/21 (d)	90,000	89,133
5% 12/1/21 (d)	21,813	21,603
5% 12/1/36 (d)	141,841	138,548
5% 12/1/36 (d)	83,356	81,421
5% 12/12/36 (d)	30,000	29,303
5.5% 12/1/36 (d)	124,849	124,367
5.5% 12/1/36 (d)	100,000	99,614
6% 12/1/21 (d)	402	409
6% 12/1/21 (d)	2,010	2,046
6% 12/1/36 (d)	60,000	60,633
6% 12/1/36 (d)	50,000	50,527
6% 12/1/36 (d)	44,003	44,467
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 12/12/36 (d)	$ 30,000	$ 30,316
11.5% 8/1/14	4	5
TOTAL FANNIE MAE		777,446
Freddie Mac - 0.0%
11.75% 9/1/13	14	16
Government National Mortgage Association - 0.3%
6.5% 12/1/36 (d)	11,089	11,392
6.5% 12/1/36 (d)	9,407	9,664
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		21,056
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $793,279)		798,518
Asset-Backed Securities - 0.6%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.72% 11/25/50 (e)	938	940
AmeriCredit Automobile Receivables Trust Series 2003-BX Class A4B, 5.79% 1/6/10 (e)	1,719	1,720
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (e)	370	372
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	995	1,002
Class C, 5.77% 5/20/10 (c)	955	962
Class D, 6.15% 4/20/11 (c)	1,620	1,632
Countrywide Home Loans, Inc. Series 2005-1:
Class MV1, 5.72% 7/25/35 (e)	2,810	2,819
Class MV2, 5.76% 7/25/35 (e)	3,375	3,388
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.87% 1/25/34 (e)	3,950	3,959
Series 2005-A:
Class M2, 5.78% 1/25/35 (e)	2,125	2,136
Class M3, 5.81% 1/25/35 (e)	1,150	1,157
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.78% 1/20/35 (e)	1,478	1,482
Class M2, 5.81% 1/20/35 (e)	1,110	1,114
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	4,220	4,166
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.44% 6/25/36 (e)	$ 4,307	$ 4,307
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (c)(e)	6,165	6,165
TOTAL ASSET-BACKED SECURITIES (Cost $37,287)		37,321
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6% 1/25/35 (e)	3,852	3,859
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.65% 5/25/35 (e)	2,213	2,211
Series 2005-2 Class 6A2, 5.6% 6/25/35 (e)	882	884
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (e)	471	471
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.975% 12/20/54 (c)(e)	4,900	4,900
Impac CMB Trust floater Series 2005-2 Class 1A2, 5.63% 4/25/35 (e)	1,668	1,670
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 5.5988% 7/25/30 (e)	3,264	3,269
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.61% 7/25/35 (e)	2,774	2,778
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.7% 3/20/35 (e)	3,236	3,243
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.6% 10/25/35 (e)	8,585	8,575
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,845)		31,860
Commercial Mortgage Securities - 0.5%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.18% 7/14/11 (c)(e)	2,840	2,841
Class B, 6.28% 7/14/11 (c)(e)	1,416	1,416
Class C, 6.43% 7/14/11 (c)(e)	2,837	2,837
Class D, 7.06% 7/14/11 (c)(e)	1,649	1,651
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 5.69% 1/25/35 (c)(e)	4,926	4,940
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater Series 2004-3: - continued
Class A2, 5.74% 1/25/35 (c)(e)	$ 709	$ 711
Class M1, 5.82% 1/25/35 (c)(e)	821	824
Class M2, 6.32% 1/25/35 (c)(e)	522	527
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (c)(e)	496	498
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,490
Series 2004-C1 Class ASP, 0.878% 1/15/37 (c)(e)(g)	65,549	1,757
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,000	5,160
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $32,728)		32,652
Foreign Government and Government Agency Obligations - 0.5%

United Mexican States:
6.75% 9/27/34	2,880	3,139
7.5% 4/8/33	24,061	28,512
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $26,201)		31,651
Fixed-Income Funds - 57.0%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (f)	1,475,068	147,640
Fidelity 2-5 Year Duration Securitized Bond Central Fund (f)	3,145,389	316,867
Fidelity Corporate Bond 1-10 Year Central Fund (f)	9,694,177	979,887
Fidelity Mortgage Backed Securities Central Fund (f)	13,644,643	1,369,784
Fidelity Ultra-Short Central Fund (f)	8,735,964	869,228
TOTAL FIXED-INCOME FUNDS (Cost $3,682,741)		3,683,406
Cash Equivalents - 20.2%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	340,612	$ 340,562
5.33%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (a)	961,910	961,768
TOTAL CASH EQUIVALENTS (Cost $1,302,330)		1,302,330
TOTAL INVESTMENT PORTFOLIO - 129.7% (Cost $8,342,978)		8,378,039
NET OTHER ASSETS - (29.7)%		(1,920,493)
NET ASSETS - 100%		$ 6,457,546
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.9575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers	Nov. 2011	$ 100,000	483
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	30,000	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Dec. 2006	30,000	234
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	Jan. 2007	$ 40,000	$ 315
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	60,000	467
TOTAL TOTAL RETURN SWAPS		160,000	1,016
		$ 260,000	$ 1,499
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,482,000 or 1.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$340,562,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 12,363
BNP Paribas Securities Corp.	3,503
Banc of America Securities LLC	107,636
Bank of America, NA	20,606
Barclays Capital, Inc.	95,966
Citigroup Global Markets, Inc.	24,727
Countrywide Securities Corp.	28,368
Societe Generale, New York Branch	8,242
UBS Securities LLC	32,969
WestLB AG	6,182
$ 340,562
$961,768,000 due 12/01/06 at 5.33%
Countrywide Securities Corp.	$ 961,768
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,338
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,440
Fidelity Corporate Bond 1-10 Year Central Fund	3,650
Fidelity Mortgage Backed Securities Central Fund	832
Fidelity Ultra-Short Central Fund	11,075
Total	$ 18,335

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 147,493*	$ -	$ 147,640	6.9%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	314,539*	-	316,867	12.4%
Fidelity Corporate Bond 1-10 Year Central Fund	-	1,029,078*	59,964	979,887	14.3%
Fidelity Mortgage Backed Securities Central Fund	-	1,364,464*	-	1,369,784	19.1%
Fidelity Ultra-Short Central Fund	669,228	200,000	-	869,228	7.5%
Total	$ 669,228	$ 3,055,574	$ 59,964	$ 3,683,406

* Includes the value of shares received through in-kind contributions.

Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $8,339,290,000. Net unrealized appreciation aggregated $38,749,000, of which $65,682,000 related to appreciated investment securities and $26,933,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust: Fidelity U.S. Bond Index Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007